Land Use Rights, Net	12 Months Ended
Sep. 30, 2025
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 8 – LAND USE RIGHTS, NET

Land use rights as of September 30, 2025 and 2024 consisted of the following:

	As of September 30, 2025	As of September 30, 2024
Land use rights, at cost	$1,777,472	$1,803,155
Less: accumulated amortization	(473,992)	(355,205)
Total land use rights, net	$1,303,480	$1,447,950

Amortization expense for land use rights were $122,241, $90,027 and $90,403 for the years ended September 30, 2025, 2024 and 2023, respectively. For the years ended September 30, 2025 and 2024, the Company recorded no impairment for land use rights, nor pledged land use rights to secure bank loans.

Estimated future amortization expense for land use rights is as follows as of September 30, 2025

Years ending September 30,	Amortization expense
2026	$123,847
2027	123,847
2028	123,847
2029	123,847
2030	123,847
Thereafter	684,245
Total	$1,303,480